Interest-bearing loans and borrowings - Narrative (Details)	Jun. 24, 2022 USD ($) vessel	Jun. 21, 2022 USD ($) kPI	Dec. 30, 2019 USD ($) vessel T	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 07, 2022	Mar. 18, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Sep. 02, 2021 USD ($)	Oct. 01, 2018 EUR (€)	Sep. 30, 2018 EUR (€)	Jun. 06, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 2,032,006,000				$ 1,712,180,000
Forward exchange contracts
Disclosure of detailed information about borrowings [line items]
Derivative financial liabilities				(1,400,000)
TI Asia Ltd and TI Africa Ltd
Disclosure of detailed information about borrowings [line items]
Percentage of voting equity interests acquired						50.00%
Suezmaxes Marlin Sardinia and Marlin Somerset | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels with extended time charter agreements | vessel	2
Lease liabilities	$ 13,400,000
Secured FSO loan 150M
Disclosure of detailed information about borrowings [line items]
Notional Value		$ 150,000,000		150,000,000
Number of sustainability KPIs | kPI		2
Borrowings, maturity		7.75 years
Borrowings				150,000,000				0
Unsecured note due 2022 with fixed coupon rate 7.50%
Disclosure of detailed information about borrowings [line items]
Notional Value				0				67,200,000		$ 200,000,000
Borrowings				$ 0				67,200,000
Unsecured note due 2022 with fixed coupon rate 7.50% | Nominal interest rate
Disclosure of detailed information about borrowings [line items]
Nominal interest rate				7.50%	7.50%					7.50%
Unsecured note due 2026 with fixed coupon rate 6.25%
Disclosure of detailed information about borrowings [line items]
Notional Value				$ 200,000,000			$ 200,000,000	200,000,000
Borrowings				$ 200,000,000				200,000,000
Unsecured note due 2026 with fixed coupon rate 6.25% | Nominal interest rate
Disclosure of detailed information about borrowings [line items]
Nominal interest rate				6.25%	6.25%
Treasury notes
Disclosure of detailed information about borrowings [line items]
Notional Value | €											€ 150,000,000	€ 50,000,000	€ 50,000,000
Borrowings				$ 28,700,000	€ 27,600,000			104,000,000	€ 91,800,000
Treasury notes | Euro interbank offered rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				0.60%	0.60%
Sale and leaseback agreement - bare boat hire
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 93,400,000				$ 100,100,000
Number of bareboat-in vessels | vessel			3
Bareboat leaseback contract duration			54 months
Bareboat contract average daily rate per vessel			$ 20,681
Leaseback agreement, seller credit payable upon sale			$ 124,400,000
Sale and leaseback agreement - bare boat hire | Nautica | Vessels
Disclosure of detailed information about borrowings [line items]
Property plant and equipment, boat carrying capacity | T			307,284
Sale and leaseback agreement - bare boat hire | Nectar | Vessels
Disclosure of detailed information about borrowings [line items]
Property plant and equipment, boat carrying capacity | T			307,284
Sale and leaseback agreement - bare boat hire | Noble | Vessels
Disclosure of detailed information about borrowings [line items]
Property plant and equipment, boat carrying capacity | T			307,284